Note 10 - Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Performance Obligation Collateral [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Security Deposit	$ 0.5	$ 0.5
Employment Contract Commitments [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	0.9
Compliance Audit Contingencies [Member]
Note 10 - Commitments and Contingencies (Details) [Line Items]
Loss Contingency, Estimate of Possible Loss	$ 0.2	$ 0.2